Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
Cash flows from operating activities:
Net loss	$ (4,671,520)	$ (1,261,979)	$ (2,665,779)	$ (3,565,272)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in trust account				(403,984)
Non-cash interest expense	731,551
Depreciation expense	151,342	37,240	57,473	5,298
Amortization expense	212,343	154,218	211,067	85,677
Impairment of cost method investment				150,000
Impairment loss	213,923
Debt forgiveness income	(3,115)	(93,761)	(93,761)	(369,206)
Issuance of shares for services			161,776	2,170,110
Stock-based compensation	1,954,480	153,011
Changes in operating assets and liabilities:
Accounts receivable	29,820	(95,645)	(127,653)
Inventory	(39,839)	(22,822)	(15,787)
Prepaid expenses	17,272	(10,133)	(5,588)	3,170
Security deposits	(22,000)	(2,568)	(2,568)	(12,318)
Deferred brokerage fees	42,445	(59,051)	(18,592)
Deferred revenues	(82,368)	126,080	123,882
Accounts payable	381,128	65,474	123,142
Deferred legal fees				(100,000)
Accrued expenses	423,141	(143,632)	729,902	641,270
Due from franchisees	(31,514)	(12,699)
Net cash used in operating activities	(686,681)	(1,166,267)	(1,522,486)	(1,395,255)
Cash flows from investing activities:
Cash purchased from acquisition		26,180	26,180	75,930
Lease liability net of lease asset	6,070	(776)	(776)	775
Investment at cost				(150,000)
Purchase of property and equipment	(8,949)	(163,472)	(163,472)	(122,529)
Net cash used in investing activities	(2,879)	(138,068)	(138,068)	(195,824)
Cash flows from financing activities:
Repayment of note payable	(1,554,641)
Proceeds from note payable	2,779,524
Proceeds from sale of Private Units			87,700	1,925,000
Proceeds from note payable - related party, net			192,048	12,143
Deferred financing costs	(137,561)	(74,198)	(98,198)
Non-controlling interest of original investment in subsidiaries	14,000	24,054	24,054
Private placement funds received		50,000	75,000
Settlement of redeemable common stock				(46,291,685)
Cash held in trust account used to settle common stock redemption obligation				(7,620,432)
Cash in trust				54,648,148
Net cash provided by (used in) financing activities	1,101,322	(144)	280,604	2,673,174
Net change in cash	411,762	(1,304,479)	(1,379,950)	1,082,095
Cash - beginning of period	160,208	1,540,158	1,540,158	458,063
Cash - end of period	571,790	235,679	160,208	1,540,158
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	71,704
Cash paid for income taxes
Supplemental Non-Cash Investing and Financing Information
Common stock issued for consideration in an acquisition of assets	782,544	1,440,000	$ 1,440,000	$ 6,090,000
Conversion of debt to common shares	100,000
Increase in prepaid expenses and accrued expenses	93,827
Common stock issued for accrued compensation	624,128
Common stock issued for debt discount	1,079,631
Warrants issued for debt discount	157,438
Goodwill		2,226,166
Property and equipment		9,503
Deferred brokerage fees		805,975
Accounts payable		(3,574)
Deferred revenue		$ (1,624,250)